Leases	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

6. Leases

The Company has operating leases for its office spaces and finance leases for its equipment trailer.

The lease liability in connection with operating and finance leases are included in non-current lease liabilities and current portion of lease liabilities on the consolidated balance sheets as follows:

Operating leases:	December 31, 2024	June 30, 2024
Operating lease right-of-use assets	$427,910	$689,165

Current portion of operating lease liabilities	$260,074	$443,519
Long-term portion of operating lease liabilities	106,155	235,492
Total operating lease liabilities	$366,229	$679,011

Finance leases:	December 31, 2024	June 30, 2024
Property, plant and equipment, net	$72,061	$82,077

Current portion of finance lease liabilities	$6,960	$7,141
Long-term portion of finance lease liabilities	165,226	177,403
Total finance lease liabilities	$172,186	$184,544

The following lease costs are included in the consolidated statements of operations:

	Three months ended December 31, 2024	Three months ended December 31, 2023	Six months ended December 31, 2024	Six months ended December 31, 2023

Operating lease expense:
Operating lease expense	$144,504	$212,015	$291,294	$428,847
Short-term lease expense	-	9,665	1,629	17,353
Total operating lease expense	144,504	221,680	292,923	446,200

Finance lease expense:
Amortization of leased assets	10,016	11,653	20,402	23,488
Interest on lease liabilities	2,140	2,392	4,380	4,884
Total finance lease expense	12,156	14,045	24,782	28,372

Rental income	-	(59,088)	-	(116,841)
Total lease costs	$156,660	$176,637	$317,705	$357,731

The Company has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population. The Company uses the incremental borrowing rate as the lease discount rate, unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used.

December 31, 2024

Weighted-average remaining lease term (in years)
Operating leases	1.3
Finance expense	1.47

Weighted-average discount rate:
Operating leases	12%
Finance expense	4.89%

As of December 31, 2024, the maturities of our operating lease liabilities (excluding short-term leases) are as follows:

	Operating leases	Finance leases
2025	285,658	15,164
2026	108,278	168,542
Total minimum lease payments	393,936	183,706
Less: interest	27,707	11,520
Present value of lease obligations	366,229	172,186
Less: Current portion	260,074	6,960
Long-term portion of lease obligations	106,155	165,226